Property, plant and equipment - Additional Information (Details) € in Thousands, $ in Millions	1 Months Ended					6 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Apr. 30, 2024 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)
Property, plant and equipment
Additions						€ 302,000	€ 117,000
Borrowing costs capitalized						€ 5,400	€ 3,100
Capitalization rate (in percent)						4.00%	5.00%
Down payments on Vessels						€ 296,152	€ 14,564
BW Group
Property, plant and equipment
Guarantee Fees Capitalized.						4,000	4,000
Assets under construction
Property, plant and equipment
Additions						250,000
P-Class vessels
Property, plant and equipment
Additions						51,000
Down payments on Vessels	€ 14,000		€ 27,000
A-Class vessels
Property, plant and equipment
Additions						94,000
Down payments on Vessels						94,000
M-Class vessels
Property, plant and equipment
Additions						66,000
Down payments on Vessels	€ 31,000	$ 33		€ 31,000	$ 33
Wind Orca and Wind Osprey
Property, plant and equipment
Additions							€ 7,500
Wind Orca
Property, plant and equipment
Additions						17,000
Transfer from assets under construction						60,000
Wind Osprey
Property, plant and equipment
Additions						22,000
Transfer from assets under construction						€ 54,000